Note 4 - Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE 4 – RELATED PARTY TRANSACTIONS

On September 16, 2015, Everrich Global Investments Limited (“Everrich”), an entity owned and controlled by Wisdom Qiao, the Chief Executive Officer of the Company (the “Officer”), entered into an agreement with Tiber Creek Corporation (“Tiber Creek”), an entity controlled by the founders of the Company, to exercise a change in control of the Company. Upon the change in control of the Company, the existing shareholders of Tiber Creek retained 500,000 common shares of the Company and the remaining outstanding shares were returned to the Company. In full satisfaction of the services of Tiber Creek, Everrich agreed to pay a non-refundable consideration of $85,000 in legal and professional fees to Tiber Creek. The Officer has paid, on behalf of the Company, $80,000 of the consideration to Tiber Creek and the remaining $5,000 is recorded as accounts payable as of June 30, 2016.

On January 26, 2016, the Company’s Board of Directors approved and ratified the assignment (the “Assignment”) by the Officer of her entire right, title and ownership interest in a patent application entitled “DYNAMIC RECOVERY AND THERAPY SYSTEM” (the “Invention”) in exchange for 200,000,000 shares of the Company’s common stock. Pursuant to the Assignment, on January 26, 2016, the Company issued 200,000,000 shares of its common stock to its Officer and valued them at $20,000. The transfer of nonmonetary asset by its Officer in exchange of common stock is recorded at the Officer’s historical cost basis determined under USGAAP. Since the common stock of the Company is closely held and not traded, estimating the fair value of the common stock issued is not appropriate. Therefore, upon the assignment of entire right, title and ownership interest in patent application by the Officer to the Company in exchange for 200,000,000 shares of the Company’s common stock, the Company valued the patent rights, title and ownership at its historical cost which approximated $20,000 (Note 7).

The Officer has occasionally provided short term advances to the Company for opening its bank accounts and payments to vendors for performing services to the Company. The short term advances are non-interest bearing, unsecured and due on demand. For the six months ended June 30, 2016, the Company received $2,500 from the Officer to settle Amchi’s obligation to a consultant, and paid to the Officer $92,313 towards the advances provided for its working capital needs. The Company is indebted to the Officer $12,359 and $102,172 due and payable as of June 30, 2016 and December 31, 2015, respectively. In addition, the Company is indebted to the Officer $30,000 and $30,000 for compensation for the three months and six months ended June 30, 2016. No compensation was earned or paid to the Officer in the comparable periods of 2015

NOTE 3 – RELATED PARTY TRANSACTIONS

On September 16, 2016, Everrich Global Investments Limited (“Everrich”), an entity controlled by the Chief Executive Officer of the Company (the “Officer”), entered into an agreement with Tiber Creek Corporation (“Tiber Creek”), an entity controlled by the founders of the Company, to combine Everrich with a United States reporting company (the “Company”). Upon the change in control of the Company, the existing shareholders of Tiber Creek will retain 500,000 common shares of the Company for continuing as consultant compensation and the remaining outstanding shares will be returned to the Company (Note 6). In full satisfaction of the services of Tiber Creek, Everrich will pay a non-refundable consideration of $85,000 in legal and professional fees to Tiber Creek. The Company has recorded the legal fees expense of $85,000 as of December 31, 2015. The Officer has paid on behalf of the Company $70,000 of the consideration to Tiber Creek during 2015 and the remaining $15,000 is recorded as accounts payable as of December 31, 2015.

The Officer has occasionally provided short term advances to the Company for opening its bank accounts and payments to vendors for performing services to the Company. The short term advances are non-interest bearing, unsecured and due on demand. The Company is indebted to the Officer $102,172 and $0 due and payable as of December 31, 2015 and 2014, respectively.